Nature of the Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Nature of the Business [Abstract]
Nature of the Business

1. Nature of the Business

Cryomass Technologies Inc (“Cryomass Technologies” or the “Company”) owns and is developing the strategy to operate patented cryo-mechanical technology is for the separation of plant materials in the harvesting of hemp and cannabis, and potentially other high value crops such as hops. The system exploits CryoMass’s U.S.-patented process for the controlled application of liquid nitrogen to stabilize and separate the structural elements of gross plant material. The device currently under development is scaled for highway transportability and is being optimized for the low-cost collection of fully intact hemp and cannabis trichomes. The functional “beta” machine is expected to be fully field-tested during mid-2022, followed by commercial use of the equipment including revenue generation.

1. NATURE OF THE BUSINESS

Cryomass Technologies Inc (“Cryomass Technologies” or the “Company”) began as Auto Tool Technologies Inc., which was incorporated under the laws of the State of Nevada on May 10, 2011. The Company’s name was changed to AFC Building Technologies Inc. effective January 10, 2014. Effective April 26, 2018, the Company changed its name to First Colombia Development Corp. Effective October 14, 2019, the Company changed its name to Redwood Green Corp. Effective September 1, 2020, the Company changed its name to Andina Gold Corp. On July 15, 2021, the Company entered into a plan of merger with its wholly-owned subsidiary, Cryomass Technologies Inc a Nevada corporation, pursuant to which we agreed that subsidiary would merge with and into our company. Following the consummation of the merger, the separate existence of the subsidiary ceased, and we continued as the surviving corporation with our name changed to Cryomass Technologies Inc. effective August 27, 2021. Our ticker symbol changed from AGOL to CRYM.

The Company’s principal office is located at 1001 Bannock St., Suite 612, Denver, CO 80204, and its telephone number is 303-416-7208. The Company’s website is www.cryomass.com. Information appearing on the website is not incorporated by reference into this prospectus.

The Company over its history has explored a number of different business opportunities.

On May 10, 2018, the Company acquired all the issued and outstanding share capital of First Colombia Devco S.A.S. (“Devco”) a Colombian company and began to establish various business ventures in Colombia in the agriculture and real estate development, tourism, and infrastructure sectors before commencing to phase them out in April 2019.

On July 1, 2019, the Company acquired 100% of the membership interests in General Extract, LLC (“General Extract”), a Colorado limited liability company. General Extract was founded in 2015 as an importer, distributor, broker and postprocessor of hemp and hemp derivatives. The Company acquired all of the issued and outstanding membership interests, including business plans and access to contacts. Effective August 27, 2021, General Extract became Cryomass LLC.

On July 15, 2019, the Company, through its wholly owned subsidiary Good Acquisition Co., entered into a Membership Interest Purchase Agreement to acquire cannabis-related intellectual property and other assets of Critical Mass Industries LLC DBA Good Meds (“CMI” and/or “Good Meds”), a Colorado limited liability company (“CMI Transaction”). CMI is licensed by the Marijuana Enforcement Division of Colorado Department of Revenue to produce cannabis and cannabis products under its six licenses. These licenses allow for cultivation, manufacturing of infused products and retail distribution. At the time the Company entered into the Membership Interest Purchase Agreement, Colorado law prohibited public companies, including the Company, from owning cannabis licenses. Therefore, CMI spun off certain assets acquired by the Company. Under the terms of the Membership Interest Purchase Agreement, CMI retained the cannabis license, inventory and accounts receivable (the “Cannabis License Assets”) and continued to operate the cannabis business related to those assets. In consideration for the transfer of the acquired assets, the Company delivered 13,553,233 shares of the Company common stock, in addition to $1,999,770 in cash to CMI.

Good Meds, the operating unit of CMI, is based in Denver, CO, and operates in a 60,000-square-foot cultivation and processing facility. This facility produces cannabis for sale as dry flower and biomass input for processing into Marijuana-Infused Products (“MIP”), such as live resin, wax and budder. Good Meds also owns and operates two medical cannabis dispensaries located in Lakewood, CO and Englewood, CO. The business has been in operation since 2009.

Effective December 31, 2021, we entered into a restated and amended administrative services agreement, terminated our license and marketing agreements, and restated the asset purchase agreement with CMI and affiliates. As a result of these agreements, we disposed of all CMI-related assets and extinguished any and all related obligations. For clarity, we have no management or operations decision-making right or responsibility, nor any access to future economic benefits from operation of the assets. Therefore, upon commencing these agreements, we determined that CMI no longer qualifies as a variable interest entity as of December 31, 2021.

Beginning in March 2020, an evaluation of various strategic alternatives was followed by the decision to sell the Colorado-based assets and refocus its attention on unique opportunities for gold exploration in Colombia. In August 2020, the Company established a wholly owned Colombian subsidiary, Andina Gold Colombia SAS for this purpose. In December 2020, due to the death of the top geologist exploring opportunities on behalf of the Company, and the effects of the ongoing Coronavirus pandemic, the Company determined that pursuit of gold exploration in Colombia was no longer a practical alternative.

On June 22, 2021, the Company entered into an Asset Purchase Agreement with Cryocann USA Corp, a California corporation (“Cryocann”), pursuant to which Company acquired substantially all the assets of Cryocann. The aggregate purchase price was $3,500,000 million in cash and 10,000,000 shares of Company common stock As part of the Cryocann Acquisition, we retained both Cryocann employees, who have expert knowledge of the industry, related participants, customers and the acquired patented technology. Under their employment agreements, each employee may receive compensation if specific performance targets are met in association with our future operating performance when the Cryocann technology enters the market. The technology and assets acquired from Cryocann are operated from the Company’s subsidiary, Cryomass LLC. The patented cryo-mechanical technology is for the separation of plant materials in the harvesting of hemp and cannabis, and potentially other high value crops such as hops. We believe this technology will reduce processing costs and increases the quality of extracted compounds. We are exploring the application of the underlying technology to a broad range of industries that handle high-value materials and that could benefit from our precision capture methods. We anticipate that cannabis and hemp will be the first in a series of such industries.

To develop and commercialize the technology, we contracted with an independent engineering and manufacturing firm to refine the design of our cryo-mechanical system for the handling of harvested hemp, cannabis and other high-value plants. The system exploits CryoMass’s U.S.-patented process for the controlled application of liquid nitrogen to stabilize and separate the structural elements of gross plant material. The device currently under development is scaled for highway transportability and is being optimized for the low-cost collection of fully intact hemp and cannabis trichomes. It can be used within minutes after plants have been cut and can also efficiently capture trichomes from fresh frozen or even dried plant parts, including trim. The device’s through-put capacity is expected to be approximately 600 kilograms of gross plant material per hour. The advanced design for the equipment has been completed, and testing of a prototype machine is currently underway. The engineering and manufacturing firm has indicated that it has the capacity to build 10 to 15 such devices per month.

In November we retained a second engineering and manufacturing firm to independently develop a separate machine design that applies our patented process. We expect their work to help strengthen the power and robustness of our technology. In addition, it opens a channel to a second manufacturing source.

The first functional “beta” machine is expected to be ready for field testing by a third-party cannabis producer by mid-2022. The first production-run machine is expected to be ready for use towards the end of the second quarter 2022. At that moment, we expect to start helping our first tolling client (fee for service) increase its margins by cutting the cost of handling, processing and refining its hemp or cannabis and increasing the resulting material’s value to formulators of end products.

Management believes the CryoMass system will deliver a compelling combination of cost and time savings while enhancing product quality and quantity for largescale cultivators and processors of hemp and cannabis. The use of a CryoMass system – which can be trucked to and operated on the fields of most large hemp and cannabis growers or be permanently installed at a user’s processing facility – should eliminate many of the costs that come with traditional practices, especially the labor, fuel and capital costs of drying and curing hemp or cannabis that is grown for the extraction of end products. With traditional practices, harvested plants are transported to a specially constructed drying house and then treated for a week or longer under controlled conditions of temperature and humidity. It’s a costly method. With our system, harvested plants are simply fed into the front end of a CryoMass machine, and minutes later fully intact trichomes are collected at the back end of the machine. With traditional practices and their seven-to-ten days of handling and drying, a large share of a plant’s valuable trichomes break off and are lost. Then the remaining trichomes are damaged by long exposure to oxygen and by the evaporation of their volatile terpenes. The CryoMass system, on the other hand, stabilizes and collects fully intact trichomes at harvest, leaving no opportunity for such wasteful loss. Field-captured trichomes are the cleanest element of a hemp or cannabis plant because, unlike the rest of the plant, trichomes do not readily take up heavy metals, pesticides or other common soil contaminants. As a product for end-users, field-captured trichomes are closest to being contaminant free. As feedstock for manufacturers of extracts and oils, they are the key to the purest products possible.

Because the trichomes collected with CryoMass technology represent only 10% or so of a plant’s weight and volume, they are cheaper to ship and store than gross plant material. For the same reason and because trichomes are free of the waxes and other unwanted materials found in the rest of the plant, processing trichomes into oils and extracts can be far quicker, cheaper and easier than processing gross plant material. Even trichomes captured from dried or frozen plant parts deliver this cost-saving advantage to processors of oils and extracts. The three-dimensional advantage achievable with the CryoMass system – first-stage cost savings, product enhancement and downstream cost savings – can as much as double a crop’s wholesale value. And in some jurisdictions, users may enjoy a reduction in excise taxes levied on cannabis and hemp harvests, which typically are tied to the gross weight of hemp or cannabis that is removed from the field.

Production and processing of hemp and cannabis is a huge, worldwide industry. In the U.S., for example, the wholesale value of the cannabis crop from just the 11 states permitting adult-use and medical cannabis exceeds $6 billion annually.[1] Growth in the U.S. and in the worldwide market is likely fed in part by the growing acceptance of medicinal cannabis products and anticipated legislative changes in various jurisdictions worldwide.

And that may only be chapter one of the Company’s story. Several other high-value plants, including species that are important for health and wellness products, wrap their valuable elements in trichomes. The technology we are developing for hemp and cannabis may have profitable application to those other species as well. We intend to find out.

In September, we were granted an additional patent for our process from the Chinese Intellectual Property Office. We currently are taking steps to gain further protection for our intellectual property through the European Union Intellectual Property Office and several other international jurisdictions.

On November 17th we announced the completion of a $10.3 million equity financing. The financing and the earlier conversion of substantially all the company’s debt into common stock left the Company with a strong balance sheet and adequate resources for our planned business development during the coming twelve months. In connection with the financing, 1,010,000 shares and 760,000 shares of CryoMass Technologies common stock were purchased by CEO Christian Noël and Chairman of the Board Delon Human, respectively.